Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information regarding “Compensation Actually Paid” (“CAP”) to our NEOs as determined and defined under SEC rules and does not reflect compensation actually earned, realized or received by them. The Corebridge SPC did not consider this information in making its pay decisions for 2023.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO[1] ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs[1] ($)	Value of Initial Fixed $100 Investment based on:[2]
					CRBG TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)[3]	Normalized ROAE[4]
2023	8,632,097	12,115,440	3,981,082	4,248,724	123.50	119.23	1,036	12.0%
2022	8,881,597	14,151,089	4,261,914	4,107,460	99.03	109.12	8,479	11.1%
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”) and 2023 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	CEO ($)	Average of Other NEOs ($)
2023 Total Reported in SCT	8,632,097	3,981,082
Less value of stock and option awards reported in SCT	(3,927,989)	(1,103,487)
Less change in Pension Value in 2023	(131,915)	(20,474)
Plus year-end value of awards granted in 2023 that were unvested and outstanding as of 12/31/2023(a)	4,196,282	1,028,448
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2023(b)	3,591,241	270,731
Plus change in fair value of prior year awards that vested in 2023(c)	(244,276)	(77,591)
Plus value of awards granted in 2023 that vested in 2023	—	170,015
Compensation Actually Paid for 2023	12,115,440	4,248,724
(a)
December 31, 2023 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date. December 31, 2023 fair value of AIG PSUs was calculated based on the closing AIG stock price on that date.

(b)
December 31, 2023 fair value of Corebridge RSUs was calculated based on the closing stock price on that date. December 31, 2023 fair value of AIG PSUs and AIG Options was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2023 was calculated based on the closing price on the vesting date.
(2)
The Peer Group TSR uses the S&P 500 Insurance Index, which we also use in the stock performance graph included in our Annual Report on Form 10-K. The comparison assumes $100 was invested for the period starting September 15, 2022, the IPO date, through the end of the listed year for purposes of calculating the cumulative TSR of the Company and the S&P 500 Insurance Index over the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(3)	Net Income is derived from our audited consolidated financial statements.
(4)
We determined Normalized ROAE to be the most important financial performance measure used to link Company performance to CAP in 2023. We may determine a different financial performance measure to be the most important financial performance measure in future years. Normalized ROAE is a non-GAAP financial measure. For more information on this measure, see Appendix A.

Company Selected Measure Name	Normalized ROAE
Named Executive Officers, Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”) and 2023 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

Peer Group Issuers, Footnote
(2)
The Peer Group TSR uses the S&P 500 Insurance Index, which we also use in the stock performance graph included in our Annual Report on Form 10-K. The comparison assumes $100 was invested for the period starting September 15, 2022, the IPO date, through the end of the listed year for purposes of calculating the cumulative TSR of the Company and the S&P 500 Insurance Index over the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 8,632,097	$ 8,881,597
PEO Actually Paid Compensation Amount	$ 12,115,440	14,151,089
Adjustment To PEO Compensation, Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”) and 2023 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	CEO ($)	Average of Other NEOs ($)
2023 Total Reported in SCT	8,632,097	3,981,082
Less value of stock and option awards reported in SCT	(3,927,989)	(1,103,487)
Less change in Pension Value in 2023	(131,915)	(20,474)
Plus year-end value of awards granted in 2023 that were unvested and outstanding as of 12/31/2023(a)	4,196,282	1,028,448
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2023(b)	3,591,241	270,731
Plus change in fair value of prior year awards that vested in 2023(c)	(244,276)	(77,591)
Plus value of awards granted in 2023 that vested in 2023	—	170,015
Compensation Actually Paid for 2023	12,115,440	4,248,724
(a)
December 31, 2023 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date. December 31, 2023 fair value of AIG PSUs was calculated based on the closing AIG stock price on that date.

(b)
December 31, 2023 fair value of Corebridge RSUs was calculated based on the closing stock price on that date. December 31, 2023 fair value of AIG PSUs and AIG Options was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2023 was calculated based on the closing price on the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 3,981,082	4,261,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,248,724	4,107,460
Adjustment to Non-PEO NEO Compensation Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”) and 2023 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	CEO ($)	Average of Other NEOs ($)
2023 Total Reported in SCT	8,632,097	3,981,082
Less value of stock and option awards reported in SCT	(3,927,989)	(1,103,487)
Less change in Pension Value in 2023	(131,915)	(20,474)
Plus year-end value of awards granted in 2023 that were unvested and outstanding as of 12/31/2023(a)	4,196,282	1,028,448
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2023(b)	3,591,241	270,731
Plus change in fair value of prior year awards that vested in 2023(c)	(244,276)	(77,591)
Plus value of awards granted in 2023 that vested in 2023	—	170,015
Compensation Actually Paid for 2023	12,115,440	4,248,724
(a)
December 31, 2023 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date. December 31, 2023 fair value of AIG PSUs was calculated based on the closing AIG stock price on that date.

(b)
December 31, 2023 fair value of Corebridge RSUs was calculated based on the closing stock price on that date. December 31, 2023 fair value of AIG PSUs and AIG Options was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2023 was calculated based on the closing price on the vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Description of Pay Versus Performance Data
In accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, the charts below show the relationship between CAP to our NEOs and the Company’s financial performance as measured by TSR, net income, and Normalized ROAE, as well as a comparison of TSR and Peer Group TSR. We believe that CAP to our NEOs is strongly aligned with all these metrics, except for net income. While net income reflects a company’s financial performance over a specific period, it may not fully capture the long-term nature of the liabilities and obligations of a life and retirement insurance company such as ours, as we often have to make long-term investments to match long-term liabilities, which can result in fluctuations in net income due to changes in items such as interest rates, investment returns and actuarial assumptions.
Relationship Between Compensation Actually Paid and TSR

(1)	TSR on the graph begins on Corebridge’s IPO date whereas CAP begins as of the prior fiscal year end.

Compensation Actually Paid vs. Net Income
Description of Pay Versus Performance Data
In accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, the charts below show the relationship between CAP to our NEOs and the Company’s financial performance as measured by TSR, net income, and Normalized ROAE, as well as a comparison of TSR and Peer Group TSR. We believe that CAP to our NEOs is strongly aligned with all these metrics, except for net income. While net income reflects a company’s financial performance over a specific period, it may not fully capture the long-term nature of the liabilities and obligations of a life and retirement insurance company such as ours, as we often have to make long-term investments to match long-term liabilities, which can result in fluctuations in net income due to changes in items such as interest rates, investment returns and actuarial assumptions.
Relationship Between Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure
Description of Pay Versus Performance Data
In accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, the charts below show the relationship between CAP to our NEOs and the Company’s financial performance as measured by TSR, net income, and Normalized ROAE, as well as a comparison of TSR and Peer Group TSR. We believe that CAP to our NEOs is strongly aligned with all these metrics, except for net income. While net income reflects a company’s financial performance over a specific period, it may not fully capture the long-term nature of the liabilities and obligations of a life and retirement insurance company such as ours, as we often have to make long-term investments to match long-term liabilities, which can result in fluctuations in net income due to changes in items such as interest rates, investment returns and actuarial assumptions.
Relationship Between Compensation Actually Paid and Normalized ROAE

Total Shareholder Return Vs Peer Group
Description of Pay Versus Performance Data
In accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, the charts below show the relationship between CAP to our NEOs and the Company’s financial performance as measured by TSR, net income, and Normalized ROAE, as well as a comparison of TSR and Peer Group TSR. We believe that CAP to our NEOs is strongly aligned with all these metrics, except for net income. While net income reflects a company’s financial performance over a specific period, it may not fully capture the long-term nature of the liabilities and obligations of a life and retirement insurance company such as ours, as we often have to make long-term investments to match long-term liabilities, which can result in fluctuations in net income due to changes in items such as interest rates, investment returns and actuarial assumptions.
Relationship Between Compensation Actually Paid and TSR

(1)	TSR on the graph begins on Corebridge’s IPO date whereas CAP begins as of the prior fiscal year end.

Tabular List, Table
Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to be the most important in linking CAP to our NEOs for 2023 to Company performance. The measures in these tables are not ranked.
Certain of these measures are non-GAAP financial measures. For more information on non-GAAP measures, see Appendix A and Appendix B.
CEO	Other NEOs
• Normalized ROAE • Net GOE • Normalized AATOI Per Share • Relative Tangible Book Value Per Share Growth • Separation of Life and Retirement • Relative Total Shareholder Return (TSR)	• Normalized ROAE • Net GOE • Normalized AATOI Per Share

Total Shareholder Return Amount	$ 123.5	99.03
Peer Group Total Shareholder Return Amount	119.23	109.12
Net Income (Loss)	$ 1,036,000,000	$ 8,479,000,000
Company Selected Measure Amount	0.12	0.111
PEO Name	Kevin Hogan	Kevin Hogan
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(4)
We determined Normalized ROAE to be the most important financial performance measure used to link Company performance to CAP in 2023. We may determine a different financial performance measure to be the most important financial performance measure in future years. Normalized ROAE is a non-GAAP financial measure. For more information on this measure, see Appendix A.

PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Normalized ROAE
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Net GOE
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Normalized AATOI Per Share
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Relative Tangible Book Value Per Share Growth
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Separation of Life and Retirement
PEO | Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
PEO | Value of Stock and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,927,989)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,915)
PEO | Year-End Value of Awards Granted in the Fiscal Year that were Unvested and Outstanding as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,196,282
PEO | Change in Fair Value of Prior Year Awards that were Unvested and Outstanding as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,591,241
PEO | Change in Fair Value of Prior Year Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,276)
PEO | Value of Awards Granted in Fiscal Year that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Normalized ROAE
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Net GOE
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Normalized AATOI Per Share
Non-PEO NEO | Value of Stock and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,103,487)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,474)
Non-PEO NEO | Year-End Value of Awards Granted in the Fiscal Year that were Unvested and Outstanding as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,028,448
Non-PEO NEO | Change in Fair Value of Prior Year Awards that were Unvested and Outstanding as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,731
Non-PEO NEO | Change in Fair Value of Prior Year Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,591)
Non-PEO NEO | Value of Awards Granted in Fiscal Year that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 170,015